INVESTMENT ACCOUNTED FOR USING THE EQUITY METHOD - Disclosure of associates (Details) - EUR (€) € in Thousands		12 Months Ended
	Apr. 07, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Investments in associates accounted for using equity method		€ 5,508
Investments in associates accounted for using equity method		€ 5,796	€ 5,508
BioConnection BV
Disclosure of associates [line items]
Proportion of ownership interest in associates	43.90%	43.85%	44.00%
Investments in associates accounted for using equity method		€ 5,508	€ 0
Initial recognition		0	5,078
Share in net profit		316	229
Recognition of financial guarantee		0	221
Amortization of financial guarantee		(28)	(20)
Investments in associates accounted for using equity method	€ 5,100	€ 5,796	€ 5,508